Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2016	Sep. 30, 2015
Intangible Assets [Abstract]
Schedule of intangible assets
	June 30, 2016	September 30, 2015

IP rights	$5,517,300	$6,782,000
Other intangible assets	1,405,995	354,755
	6,923,295	$7,136,755
Less: accumulated amortization	(1,219,575)	(536,470)
Net intangible assets	$5,703,720	$6,600,285

	2015	2014
IP rights	$6,782,000	$—
Other intangible assets	354,755	—
	7,136,755	$—
Less: accumulated amortization	(536,470)	—
Net intangible assets	$6,600,285	$—

Schedule of total estimated amortization of intangible assets
For the Twelve Months Ending June 30,	Estimated Amortization Expense

2017	$855,516
2018	845,798
2019	712,595
2020	675,319
2021	675,319
2022 and thereafter	1,939,173
Total	$5,703,720

For the Year Ending September 30	Estimated Amortization Expense
2016	$854,200
2017	854,200
2018	826,312
2019	678,200
2020 and thereafter	$3,387,373